As filed with the Securities and Exchange Commission
on December 20, 2002
Registration No. 333-74295; 811-09253
SECURITIES AND EXCHANGE COMMISSION
      Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                         __
Pre-Effective Amendment No. ___                                                                                             __
Post-Effective Amendment No. 53                                                                                              X

And

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 __
Amendment No. 54                                                                                                                     X

________________________

WELLS FARGO FUNDS TRUST
(Exact Name of Registrant as specified in Charter)
525 Market Street
San Francisco, CA 94105
(Address of Principal Executive Offices, including Zip Code)

__________________________

Registrant's Telephone Number, including Area Code: (800) 643-9691
C. David Messman
Wells Fargo Funds Management, LLC
525 Market Street, 12th Floor
San Francisco, CA 94105
(Name and Address of Agent for Service)
With a copy to:
Robert M. Kurucza, Esq.
Marco E. Adelfio, Esq.
Morrison & Foerster LLP
2000 Pennsylvania Ave., N.W.
Washington, D.C. 20006

It is proposed that this filing will become effective (check appropriate box):

__ Immediately upon filing pursuant to Rule 485(b), or

X 60 days after filing pursuant to Rule 485(a)(1), or

__ on _________ pursuant to Rule 485(a)(1)

__ 75 days after filing pursuant to Rule 485(a)(2), or

__ on ___________pursuant to Rule 485(a)(2)

If appropriate, check the following box:

__ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

            This Post-Effective Amendment No. 53 to the Registration Statement of Wells Fargo Funds Trust (the "Trust") is being filed to make certain material changes to the principal investment strategies and permitted investments of the Mid Cap Growth Fund (the "Fund"). Except as otherwise provided in this filing, Part A for the Fund is incorporated by reference to Post-Effective Amendment No. 31, filed January 30, 2002 (accession # 0000898430-02-000324); Part B for the Fund is incorporated by reference to Post-Effective Amendment No. 36, filed June 12, 2002 (accession # 0000925421-02-000036); and Part C for the Fund is incorporated by reference to Post-Effective Amendment No. 52, filed December 13, 2002 (accession # 0000898430-02-004480). This Post-Effective Amendment does not affect the Registration Statement of any of the Trust's other funds.

WELLS FARGO FUNDS TRUST

Mid Cap Growth Fund
Class A, Class B, Class C

Amendment dated [February 1, 2003] to the
Prospectus dated February 1, 2002, as supplemented
May 13, 2002, August 23, 2002 and August 30, 2002.

This supplement contains important information for shareholders about matters recently approved by the Board of Trustees (the "Board") of Wells Fargo Funds Trust affecting the Mid Cap Growth Fund (the "Fund"). At its December 18, 2002 special telephonic meeting, the Board approved changes to certain of the Fund's non-fundamental investment policies. All the changes will be effective February 1, 2003.

The resulting changes to the prospectus for the Fund are described below.

1. The "Stock Funds Overview - Principal Strategies" sub-section for the Fund described in the prospectus is replaced with the following:

We actively manage a diversified portfolio of common stocks of U.S. companies that we believe have above-average growth potential. Generally, such companies will have a market capitalization within the range of the Russell Midcap Index, which was $180 million to $12.45 billion as of November 30, 2002.

2. The following sections of the Fund's individual description in the prospectus are replaced with the following:

Investment Strategies

We actively manage a diversified portfolio of common stocks of U.S. companies that we believe have above-average growth potential. We focus our investment strategy on identifying and investing in medium-sized companies that are relatively established but that we believe continue to provide consistent growth potential. Generally, such companies will have a total stock market value (market capitalization) within the range of the Russell Midcap Index, which was $180 million to $12.45 billion as of November 30, 2002. (This index had a weighted average market capitalization of $4.6 billion and a median market capitalization of $2.1 billion on November 30, 2002.)

Permitted Investments Under normal circumstances, we invest: -  at least 80% of the Fund's assets in mid cap securities.

3. The "Investment Practice/Risk" grid in the "Additional Strategies and General Investment Risks" section in the prospectus is supplemented by removing the bullet point for "Foreign Securities" for the Fund.

SIGNATURES

            Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Amendment to the Registration Statement on Form N-1A, pursuant to Rule 485(a) under the Securities Act of 1933, has been signed on behalf of the Trust by the undersigned, thereto duly authorized in the City of San Francisco, State of California on the 20th day of December, 2002.

WELLS FARGO FUNDS TRUST

By: /s/ Christopher R. Bellonzi
Christopher R. Bellonzi
Assistant Secretary

            Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 53 to its Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date indicated:

Signature                                                                     Title                                                                                                         Date

                           *                                                         Trustee
Robert C. Brown

                           *                                                         Trustee
Thomas S. Goho

                           *                                                         Trustee
Peter G. Gordon

                           *                                                         Trustee
W. Rodney Hughes

                           *                                                         Trustee
Richard M. Leach

                           *                                                         Trustee
J. Tucker Morse

                           *                                                         Trustee
Timothy J. Penny

                           *                                                         Trustee
Donald C. Willeke

                           *                                                         President
Michael J. Hogan (Principal Executive Officer)

                           *                                                         Treasurer
Karla M. Rabusch (Principal Financial and Accounting Officer)

                                                                                                                                                                                                  12/20/2002

*By:  /s/ Christopher R. Bellonzi
        Christopher R. Bellonzi
        As Attorney-in-Fact
        December 20, 2002